Derivative Instruments - Schedule of Derivative Financial Assets (Details) - USD-1 month SOFR - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 205,868
Derivative, Fixed rate	2.10%
Derivative, Maturity Date	Mar. 31, 2026
Derivative, Effective date	Mar. 31, 2022
Derivative, Fair Value	$ 3,413	$ 4,766
Forward Starting Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 110,047
Derivative, Fixed rate	3.30%
Derivative, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ 150	736
Forward Starting Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 101,000
Derivative, Fixed rate	3.60%
Derivative, Maturity Date	Mar. 31, 2028
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (224)	$ 0